Transactions and Balances with Related Parties (Details) - USD ($) $ in Thousands			6 Months Ended
	Dec. 30, 2024	Aug. 13, 2024	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Apr. 01, 2025	Dec. 31, 2023
Transactions and Balances with Related Parties [Line Items]
Amount, ordinary shares			$ 1,907	$ 497	$ 1,907
Total number of shares issued			580,973		365,444
Shares Price			7.425
Polyrizon [Member]
Transactions and Balances with Related Parties [Line Items]
Amount, ordinary shares						$ 17
Nexera [Member]
Transactions and Balances with Related Parties [Line Items]
Amount, ordinary shares							$ 288
Acquired ordinary shares (in Shares)			660
Management Fees			$ 292
Cooperation agreement amount			0	$ 78
License Agreement [Member]
Transactions and Balances with Related Parties [Line Items]
Licensee issue price		$ 805
Licensee Common Warrants [Member] | Third Party [Member]
Transactions and Balances with Related Parties [Line Items]
Total number of shares issued	1,541,096
Aggregate consideration	$ 771
Cooperation Agreement [Member]
Transactions and Balances with Related Parties [Line Items]
Cooperation agreement amount			$ 124
Securities Purchase Agreement [Member] | Polyrizon [Member]
Transactions and Balances with Related Parties [Line Items]
Amount, ordinary shares						$ 100
Ordinary Share [Member]
Transactions and Balances with Related Parties [Line Items]
Total number of shares issued					192
Ordinary Share [Member] | Nexera [Member]
Transactions and Balances with Related Parties [Line Items]
Acquired ordinary shares (in Shares)			189
Aggregate value			$ 288